Accounts Receivable	12 Months Ended
Dec. 31, 2021
Receivables, Net, Current [Abstract]
Accounts Receivable
7.	Accounts Receivable

	As of December 31,
	20 20	202 1	202 1
	RMB	RMB	US$
Accounts receivable	381,273	515,334	80,867
Less: allowance for doubtful accounts	(25)	(4,651)	(730)

Accounts receivable, net	381,248	510,683	80,137

The following table presents the movement in the allowance for doubtful accounts:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Balance at beginning of year	(25)	(25)	(4)
Additions	—	(4,757)	(747)
Write-offs	—	131	21

Balance at end of year	(25)	(4,651)	(730)

Substantially all of the Company’s accounts receivable as of December 31, 2020 and 2021 are aged within 90 and 150 days, respectively.